As filed with the Securities and Exchange Commission on May 7, 2009 1933 Act File No. 2-27962 1940 Act File No. 811-1545

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 95	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 82	☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:

☐  This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio, Emerging Markets Portfolio,
Greater India Portfolio, International Equity Portfolio, Investment Grade Income Portfolio, Large-Cap Growth
Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio, SMID-Cap Portfolio and
Special Equities Portfolio have also executed this Registration Statement.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 95 to the Registration Statement of Eaton Vance Special Investment Trust (the “Amendment”) are incorporated by reference to the Prospectuses (Part A) and Statements of Additional Information (Part B) for Eaton Vance Balanced Fund, Eaton Vance Capital & Income Strategies Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Emerging Markets Fund, Eaton Vance Equity Asset Allocation Fund, Eaton Vance Greater India Fund, Eaton Vance Institutional Short Term Income Fund, Eaton Vance Investment Grade Income Fund, Eaton Vance Large-Cap Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund, Eaton Vance Small-Cap Value Fund and Eaton Vance Special Equities Fund, (the “Funds”) each dated May 1, 2009, as previously filed electronically with the Securities and Exchange Commission on April 27, 2009 (Accession No. 0000940394-09-000291).

PART C - OTHER INFORMATION

Item 23.	Exhibits (with inapplicable items omitted)

(a) (1)	Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a)
to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(2)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868)
and incorporated herein by reference.

(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-
Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208)
and incorporated herein by reference.

(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest, Without Par Value effective November 17, 2008 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005)
and incorporated herein by reference.

(b) (1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective
Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 74 filed April 29, 2005 (Accession No. 0000940394-05-000457) and
incorporated herein by reference.

(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective
Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and
incorporated herein by reference.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging
Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment
No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional
Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective
Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and
incorporated herein by reference.

(3)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13,
2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004
(Accession No. 0000940394-04-000434) and incorporated herein by reference.

(4)	Investment Sub-Advisory Agreement between Boston Management and Research and Fox
Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as
Exhibit (d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

(5)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as
Exhibit (d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

(6)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Capital & Income Strategies Fund, and Eaton Vance Management dated
November 13, 2006 filed as Exhibit (d)(6) to Post-Effective Amendment No. 83 filed
December 27, 2006 and incorporated herein by reference.

(7)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Equity Asset Allocation Fund, and Eaton Vance Management dated November
13, 2006 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.

(8) (a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Enhanced Equity Option Income Fund, and Eaton Vance Management dated
February 11, 2008 filed as Exhibit (d)(8) to Post-Effective Amendment No. 87 filed February
28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance
Management filed as Exhibit (d)(8)(b) to Post-Effective Amendment No. 90 filed August 28,
2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(9) (a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11,
2008 filed as Exhibit (d)(9) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and
Parametric Risk Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund filed as
Exhibit (d)(9)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.

(10) (a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated
February 11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February
28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance
Management filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28,
2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(11)(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11,
2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and
Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund
filed as Exhibit (d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008
(Accession No. 0000940394-08-001208) and incorporated herein by reference.

(e) (1) (a)	Amended and Restated Distribution Agreement between Eaton Vance Special Investment
Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

(b)	Schedule A effective December 10, 2007 to Amended and Restated Distribution Agreement
dated June 16, 2003 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 86 filed
December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

(2)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g) (1)	Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996
(Accession No. 0000940394-96-000194) and incorporated herein by reference.

(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

(4)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 33-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos.
333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-000125) and incorporated herein by reference.

(h) (1) (a)	Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective
Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective
Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and
incorporated herein by reference.

(2)	Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton
Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit
(h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No.
0000950156-98-000643) and incorporated herein by reference.

(3) (a)	Amended Administrative Services Agreement between Eaton Vance Special Investment Trust
(on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June
19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10,
1997 and incorporated herein by reference.

(4) (a)	Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated October 15,
2007 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 86 filed December 14, 2007
(Accession No. 0000940394-07-002080) and incorporated herein by reference.

(b)	Amendment to Schedule A dated February 11, 2008 to Administrative Services Agreement filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.

(5)	Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated
October 21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December
30, 2002 and incorporated herein by reference.

(6)	Transfer Agency Agreement dated August 1, 2008 between PNC Global Investment Servicing
Inc. and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-
08-001324) filed October 27, 2008 and incorporated herein by reference.

(7)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.

(8)	Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special
Investment Trust, Eaton Vance Management and Lloyd George Investment Management
(Bermuda) Ltd. filed as Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27,
2006 (Accession No. 0000940394-06-000423) and incorporated herein by reference.

(9)	Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment
Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit
(h)(9) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.

(10)(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and the
Trusts (on behalf of certain of their series) listed on Schedule A thereto dated October 16,
2007 filed as Exhibit (h)(5) to Post-Effective Amendment No. 131 of Eaton Vance Mutual
Funds Trust (File Nos. 02-90946, 811-4015) filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.

(b)	Amended Schedule A effective May 1, 2009 to the Expense Waivers/Reimbursements
Agreement filed as Exhibit (h)(10)(b) to Post-Effective Amendment No. 94 filed April 27, 2009
(Acession No. 0000940394-09-000291) and incorporated herein by reference.

(i) (1)	Opinion of Internal Counsel dated December 31, 2008 filed as Exhibit (i) to Post-Effective
Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005) and
incorporated herein by reference.

(2)	Consent of Internal Counsel dated May 7, 2009 filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Balanced Fund,
Eaton Vance Capital & Income Strategies Fund, Eaton Vance Dividend Builder Fund, Eaton
Vance Emerging Markets Fund, Eaton Vance Equity Asset Allocation Fund, Eaton Vance
Greater India Fund, Eaton Vance Institutional Short Term Income Fund, Eaton Vance
Investment Grade Income Fund, Eaton Vance Large-Cap Growth Fund, Eaton Vance Large-
Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund, Eaton Vance
Small-Cap Value Fund and Eaton Vance Special Equities Fund filed herewith.

(m) (1) (a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective
Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.

(b)	Amended Schedule A to Class A Distribution Plan dated November 17, 2008 filed as Exhibit
(m)(1)(b) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(2) (a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment
No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective
Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

(3) (a)	Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and
incorporated herein by reference.

(4) (a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)	Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(5)	Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9,
2003 and incorporated herein by reference.

(n) (1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 02-90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(2)	Schedule A effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 28 of Eaton Vance Municipals Trust II
(File Nos. 33-71320, 811-8134) filed November 20, 2008 (Accession No. 0000940394-08-
001433) and incorporated herein by reference.

(3)	Schedule B effective March 9, 2009 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(3) to Post-Effective Amendment No. 140 of Eaton Vance Mutual Funds Trust filed
April 1, 2009 (Accession No. 0000940394-09-000263) and incorporated herein by reference.

(4)	Schedule C adopted December 15, 2008 and effective February 3, 2009 to Amended and
Restated Multiple Class Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 29 of
Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed March 9, 2009
(Accession No. 0000940394-09-000209) and incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(2)	Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd
George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd,
Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong
Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management
(Singapore) Pte Ltd and the LGM Funds effective December 2004, as revised October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 of Eaton Vance Growth Trust
(File Nos. 2-22019 and 811-1241) filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.

(3)	Code of Ethics adopted by Fox Asset Management LLC effective January 31, 2006, as revised
April 21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 filed April 25, 2008
(Accession No. 0000940394-08-000678) and incorporated herein by reference.

(4)	Code of Ethics adopted by Parametric Risk Advisors LLC effective January 1, 2009 filed as
Exhibit (p)(4) to Post-Effective Amendment No. 92 filed February 26, 2009 (Accession No.
0000940394-09-000145) and incorporated herein by reference.

(q) (1)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-52, 811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

(2)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap
Growth Portfolio, Special Equities Portfolio, South Asia Portfolio and Utilities Portfolio dated
November 1, 2005, filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Eaton
Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

(3)	Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap
Growth Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(3) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos.
2-22019, 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.

(4)	Power of Attorney for Special Equities Portfolio filed as Exhibit (q)(5) to Post-Effective
Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed
December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(5)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402) and
incorporated herein by reference.

(6)	Powers of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November
1, 2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 of Eaton Vance Growth
Trust (File Nos. 2-22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-
001402) and incorporated herein by reference.

(7)	Power of Attorney for Eaton Vance Special Investment Trust dated January 25, 2006, filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 of Eaton Vance Growth Trust (File Nos.
33-572, 811-4409) filed January 30, 2006 (Accession No. 0000940394-06-001408) and
incorporated herein by reference.

(8)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and
incorporated herein by reference.

(9)	Power of Attorney for Investment Grade Income Portfolio and Large-Cap Core Portfolio dated
November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession
No. 0000940394-06-000201) and incorporated herein by reference.

(10)	Powers of Attorney for Special Investment Trust dated April 23, 2007 filed as Exhibit (q)(10)
to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-
000430) and incorporated herein by reference.

(11)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio, Special Equities Portfolio and Utilities Portfolio dated April
23, 2007 filed as Exhibit (q)(11) to Post-Effective Amendment No. 85 filed April 26, 2007
(Accession No. 0000940394-07-000430) and incorporated herein by reference.

(12)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment
Grade Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(12) to Post-Effective
Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(13)	Power of Attorney for Special Equities Portfolio dated April 23, 2007 filed as Exhibit (q)(13)
to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-
000430) and incorporated herein by reference.

(14)	Power of Attorney for International Equity Portfolio dated April 23, 2007 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(15)	Power of Attorney for Capital Growth Portfolio, Growth Portfolio, International Equity
Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, Special Equities Portfolio and Utilities Portfolio dated April 23, 2007 filed as
Exhibit (q)(15) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(16)	Power of Attorney for Investment Grade Income Portfolio dated April 23, 2007 filed as
Exhibit (q)(16) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) and incorporated herein by reference.

(17)	Power of Attorney for Eaton Vance Special Investment Trust dated November 12, 2007 filed filed as Exhibit (q)(17) to Post-Effective Amendment No. 86 filed December 14, 2007
(Accession No. 0000940394-07-002080) and incorporated herein by reference.

(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008 filed as
Exhibit (q)(18) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No.
0000940394-08-000203) and incorporated herein by reference.

(19)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder
Portfolio, Emerging Markets Portfolio, International Equity Portfolio, Investment Grade
Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio, and Special Equities Portfolio dated January 1, 2008 filed as
Exhibit (q)(19) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

(20)	Power of Attorney for Eaton Vance Special Investment Trust dated November 17, 2008 filed as
Exhibit (q)(20) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

(21)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder
Portfolio, Emerging Markets Portfolio, Greater India Portfolio, International Equity Portfolio,
Investment Grade Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio,
Small-Cap Portfolio and Special Equities Portfolio dated November 17, 2008 filed as Exhibit
(q)(21) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

      Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management & Research (File No. 43127), Lloyd George Investment Management (Bermuda) Ltd. (File No. 801-40889), Fox Asset Management, LLC (File No. 801-26379 ) and Parametric Risk Advisors LLC (File No. 801-67738) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust		Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust		Eaton Vance Series Trust II
Eaton Vance Municipals Trust		Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust II		Eaton Vance Variable Trust
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None

Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None

Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

      Not applicable

Item 30. Undertakings

      None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 7, 2009.

EATON VANCE SPECIAL INVESTMENT TRUST By: Thomas E. Faust Jr.* Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Thomas E. Faust Jr.*	President (Chief Executive Officer) and Trustee
Thomas E. Faust Jr.

Barbara E. Campbell*	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma, As attorney-in-fact

SIGNATURES

     Boston Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 7, 2009.

BOSTON INCOME PORTFOLIO By: Michael W. Weilheimer* Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Michael W. Weilheimer*	President (Chief Executive Officer)
Michael W. Weilheimer

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Helen Frame Peters*	Trustee
Helen Frame Peters

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

CAPITAL GROWTH PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Dividend Builder Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

DIVIDEND BUILDER PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

        This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

DuncanW. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Emerging Markets Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

EMERGING MARKETS PORTFOLIO By: Hon. Robert Lloyd George* Hon. Robert Lloyd George, President

       This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust  (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Hon. Robert Lloyd George*	President (Chief Executive Officer)
Hon. Robert Lloyd George

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Greater India Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

GREATER INDIA PORTFOLIO By: Hon. Robert Lloyd George* Hon. Robert Lloyd George, President

      This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Hon. Robert Lloyd George*	President (Chief Executive Officer)
Hon. Robert Lloyd George

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     International Equity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

INTERNATIONAL EQUITY PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in their capacities on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

INVESTMENT GRADE INCOME PORTFOLIO By: Duke E. Laflamme* Duke E. Laflamme, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Duke E. Laflamme*	President (Chief Executive Officer)
Duke E. Laflamme

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Large-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

LARGE-CAP GROWTH PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Large-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

LARGE-CAP VALUE PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

       This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Duncan W.Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Multi-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

MULTI-CAP GROWTH PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in their capacities on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

SMALL-CAP PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     SMID-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

SMID-CAP PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in their capacities on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 7, 2009.

SPECIAL EQUITIES PORTFOLIO By: Duncan W. Richardson* Duncan W. Richardson, President

       This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on May 7, 2009.

Signature	Title

Duncan W. Richardson*	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald a. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i) (2)	Consent of Internal Counsel dated May 7, 2009

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Balanced Fund,
Eaton Vance Capital & Income Strategies Fund, Eaton Vance Dividend Builder Fund, Eaton
Vance Emerging Markets Fund, Eaton Vance Equity Asset Allocation Fund, Eaton Vance
Greater India Fund, Eaton Vance Institutional Short Term Income Fund, Eaton Vance
Investment Grade Income Fund, Eaton Vance Large-Cap Growth Fund, Eaton Vance Large-
Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund, Eaton Vance
Small-Cap Value Fund and Eaton Vance Special Equities Fund